Share Capital (Details)		12 Months Ended
		Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) shares	Nov. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	Mar. 02, 2018 $ / shares shares	Dec. 16, 2016 USD ($) $ / shares shares
Share Capital (Details) [Line Items]
Share capital, par value (in Dollars per share) | $ / shares														$ 0.0001
Common stock, shares issued														10
Share capital, par value (in Dollars per share) | $ / shares														$ 0.00001
Authorized share capital (in Dollars) | $														$ 50
Common stock, shares authorized														5,000,000,000
Common stock, price per share (in Dollars per share) | ¥ / shares		¥ 0.56		¥ 0.38		¥ 0.27
Shares repurchased | ¥	[1]	¥ 24,628,000		¥ 56,058,000		¥ 417,149,000
2018 [Member]
Share Capital (Details) [Line Items]
Stock repurchase program, Authorized amount (in Dollars) | $												$ 100,000
Number of shares repurchased						5,471,718	5,471,718	1,207,465	1,207,465
Shares repurchased						¥ 417,149	$ 60,539	¥ 114,554	$ 16,822
2019 [Member]
Share Capital (Details) [Line Items]
Stock repurchase program, Authorized amount (in Dollars) | $											$ 30,000
Number of shares repurchased				1,096,312	1,096,312
Shares repurchased				¥ 56,058	$ 8,721
Number of shares cancelled and retired				569,732	569,732
Two Thousand Twenty Share Repurchase Number [Member]
Share Capital (Details) [Line Items]
Stock repurchase program, Authorized amount (in Dollars) | $										$ 50,000
2020 [Member]
Share Capital (Details) [Line Items]
Number of shares repurchased		560,436	560,436
Shares repurchased		¥ 24,628	$ 3,075
Number of shares cancelled and retired		1,058,389	1,058,389
Class A Ordinary Shares
Share Capital (Details) [Line Items]
Number of voting rights		1	1
ADS ratio													1
Class B Ordinary Shares
Share Capital (Details) [Line Items]
Number of voting rights		20	20
American Depositary Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued													10,000,000
Common stock, price per share (in Dollars per share) | $ / shares													$ 19

[1]	The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired ordinary shares is recorded as treasury stock. During the years ended August 31, 2019, 2020 and 2021, the Group repurchased a total of 5,471,718, 1,096,312 and 560,436 ordinary shares from the market for a cash consideration of RMB 417,149, RMB 56,058, and RMB 24,628, respectively. Total of 6,679,183 ordinary shares, 569,732 ordinary shares and 1,058,389 ordinary shares have been cancelled by the Group during the years ended August 31, 2019, 2020 and 2021, respectively. As of August 31, 2021, the number of treasury stock is 28,627.